Document and Entity Information	3 Months Ended
Jul. 31, 2011
Document and Entity Information
Entity Registrant Name	Toron Inc.
Document Type	10-Q
Document Period End Date	Jul 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--01-31
Entity Central Index Key	0001484674
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2012
Entity Filer Category	Accelerated Filer
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding	5,630,000

TORON, INC. - BALANCE SHEETS (USD $)	Jul. 31, 2011		Jan. 31, 2011
Current assets:
cash	$ 1,757		$ 36,400
Total assets	1,757		36,400
Stockholders' equity:
Common stock		[1]		[2]
common stock issued	$ 5,630		$ 5,630
Additional paid-in capital	49,970		49,970
Deficit accumulated during the development stage	(53,843)		(19,200)
Total stockholders' equity	1,757		36,400
Total liabilities and stockholders' equity	$ 1,757		$ 36,400

[1]	Common stock; authorized 75,000,000; $0.001 par value; 5,630,000 shares issued and outstanding at July 31, 2011
[2]	Common stock; authorized 75,000,000; $0.001 par value; 5,630,000 shares issued and outstanding at January 31, 2011

TORON, INC. - STATEMENT OF OPERATIONS (USD $)	3 Months Ended				5 Months Ended		6 Months Ended		43 Months Ended
	Jul. 31, 2011	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2010	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2011
Operating Expenses:
General and administrative	$ 24,174	$ 24,174	$ 7,336	$ 7,336	$ 34,643	$ 10,339	$ 34,643	$ 10,339	$ 47,843
Impairment loss on intangible asset					6,000				6,000
Net loss	24,174	24,174	7,336	7,336	34,643	10,339	(34,643)	(10,339)	(53,843)
Net loss per share, Basic and diluted	$ 0
Weighted average number of shares outstanding, Basic and Diluted	5,630,000		5,630,000				5,630,000	3,753,333

TORON, INC. - STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		5 Months Ended	6 Months Ended		43 Months Ended
	Jul. 31, 2011	Jul. 31, 2011	Jul. 31, 2011	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2011
Cash flows from operating activities:
Net loss	$ 24,174	$ 24,174	$ 34,643	$ (34,643)	$ (10,339)	$ (53,843)
Adjustments to reconcile net loss to net cash used in operating activities:
Impairment loss on intangible asset			6,000			6,000
Increase in accrued expenses					7,336
Net cash used in operating activities				(34,643)	(3,003)	(47,843)
Cash flows from investing activities:
Acquisition of intangible asset						(6,000)
Net cash used in investing activities						(6,000)
Cash flows from financing activities:
Proceeds from issuance of common stock					32,582	32,582
Deposits	23,018	23,018	23,018	23,018		23,018
Net cash provided by financing activities					32,582	55,600
Increase in cash during the period				(34,643)	29,579	1,757
Cash, beginning of period				36,400	14,121
Cash, end of period	$ 1,757	$ 1,757	$ 1,757	$ 1,757	$ 43,700	$ 1,757

Organization, Consolidation and Presentation of Financial Statements	3 Months Ended
Jul. 31, 2011
Organization, Consolidation and Presentation of Financial Statements
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
NOTE 1 – ORGANIZATION AND BASIS OF PRESENTATION

Toron Inc. (the "Company") was incorporated in the State of Nevada on January 3, 2008. The Company was organized to develop and operate a web based resale business for domain names.

These financial statements and related notes are presented in accordance with accounting principles generally accepted in the United States and are expressed in United States (US) dollars. The Company has not produced any revenue from its principal business and is a development stage company.

The balance sheet as of July 31, 2011 and the statements of operations and cash flows for the periods presented have been prepared by the Company and are unaudited.  In the opinion of management, all adjustments (consisting solely of normal recurring adjustments) necessary to present fairly the financial position, results of operations, and cash flows for all periods presented have been made.

Accounting Policies	3 Months Ended
Jul. 31, 2011
Accounting Policies
Significant Accounting Policies [Text Block]
NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities, at the date of these financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Impaired Asset Policy

The Company periodically reviews its long-lived assets to determine if any events or changes in circumstances have transpired which indicate that the carrying value of its assets may not be recoverable. The Company determines impairment by comparing the undiscounted future cash flows estimated to be generated by its assets to their respective carrying amounts. If impairment is deemed to exist, the assets will be written down to fair value.

Start-up Expenses

The Company expenses costs associated with start-up activities as incurred. Accordingly, start-up costs associated with the Company's formation have been included in the Company's general and administrative expenses for the period from inception on January 3, 2008 to July 31, 2011.

Foreign Currency Translation

The Company’s functional and reporting currency is the US dollar as substantially all of the Company’s operations are in United States.

Assets and liabilities that are denominated in a foreign currency are translated at the exchange rate in effect at the year end and capital accounts are translated at historical rates.  Income statement accounts are translated at the average rates of exchange prevailing during the period.  Translation adjustments from the use of different exchange rates from period to period are included in the Comprehensive Income statement account in Stockholder’s Equity, if applicable.

Transactions undertaken in currencies other than the functional currency of the entity are translated using the exchange rate in effect as of the transaction date.  If applicable, exchange gains and losses are included in other items on the Statement of Operations.

Basic and Diluted Loss Per Share

The Company computes basic loss per share by dividing the net loss by the weighted average common shares outstanding during the period. There are no potential common shares; accordingly, diluted and basic loss per share amounts are the same.

Fair Value of Financial Instruments

The Company’s only financial instruments are cash. Due to the short maturities of these financial instruments, their carrying values approximate their fair value.

Income Taxes

Deferred income tax liabilities or assets at the end of each period are determined using the tax rate expected to be in effect when the taxes are actually paid or recovered. A valuation allowance is recognized on deferred tax assets when it is more likely than not that some or all of these deferred tax assets will not be realized. The Company has cumulative net operating losses of  $53,843 as of July 31, 2011, with an approximate deferred tax asset of  $18,307 which has been fully offset by a valuation allowance. These net operating losses begin to expire in 2028.

Recent Accounting Pronouncements

The Company does not expect that the adoption of any recent accounting standards to have a material impact on its financial statements.

aquisition of intangible asset	3 Months Ended
Jul. 31, 2011
aquisition of intangible asset
aquisition of intangible asset
NOTE 3 – ACQUISITION OF INTANGIBLE ASSET

On December 12, 2009, the Company purchased technology that allows it to sell and manage domain names. The Company initially recorded the purchase price of  $6,000 as an intangible asset. However, based on an impairment analysis conducted on January 31, 2010, the Company determined the asset was impaired and recorded an impairment loss of  $6,000 for the year ended January 31, 2010.

Equity	3 Months Ended
Jul. 31, 2011
Equity
Stockholders' Equity Note Disclosure [Text Block]
NOTE 4 – STOCKHOLDERS’ EQUITY

During January and February 2010 the Company received  $55,600 for common stock subscriptions and in April 2010, 5,630,000 shares were issued for these stock subscriptions. 3,000,000 of these shares were subscribed for by the sole officer and president of the Company at  $.001 per share. The remaining 2,630,000 shares were subscribed for by third parties at  $.02 per share.

going concern	3 Months Ended
Jul. 31, 2011
going concern
going concern

NOTE 5 – GOING CONCERN

These financial statements are presented on the basis that the Company is a going concern, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business over a reasonable length of time. As of July 31, 2011 the Company had incurred accumulated losses since inception of  $53,843. The financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern. Its continuation as a going concern is dependent upon its ability to generate sufficient cash flow to meet its obligations on a timely basis, to obtain additional financing or refinancing as may be required, and ultimately to establish profitable operations.

Management's plans for the continuation of the Company as a going concern include financing the Company's operations through issuance of its common stock. If the Company is unable to complete its financing requirements or achieve revenue as projected, it will then modify its expenditures and plan of operations to coincide with the actual financing completed and actual operating revenues. There are no assurances, however, with respect to the future success of these plans.

Subsequent Events	3 Months Ended
Jul. 31, 2011
Subsequent Events
Subsequent Events [Text Block]

NOTE 6 – SUBSEQUENT EVENTS

Effective August 23, 2011, Toron Inc. (the “Company”, “we”, “us”, “our”) entered into a mining property acquisition agreement (the "Acquisition Agreement") with Stephan Leblanc and Glenn Griesbach (collectively, the "Vendor"), whereby the Company has agreed to acquire an undivided one hundred percent (100%) interest in and to an aggregate of 62 mineral claims located in the Province of Quebec, Canada (the “Claims”).

Pursuant to the Acquisition Agreement, we have agreed to pay to the Vendor, in consideration of an undivided 100% interest in and to the Claims, an aggregate of 2,000,000 post-split common shares of our common stock at  $0.10 per share and  $100,000 in cash consideration to paid in four (4) installments as follows:

i.                     Deposit: a non-refundable deposit of  $5,000 to paid to the Vendor upon signing of the Acquisition Agreement;

ii.                    Stage 1: in consideration of the 22 claims constituting “Block 1” (as defined in the Acquisition Agreement) the Company shall pay 700,000 post-split shares of the Company’s common stock and  $35,000 cash consideration on or before September 30, 2011;

F-6

iii.                  Stage 2: in consideration of the 20 claims constituting “Block 2” (as defined in the Acquisition Agreement) the Company shall pay 700,000 post-split shares of the Company’s common stock and  $35,000 cash consideration within 45 days following the completion of Stage 1;

iv.                  Stage 3: in consideration of the 20 claims constituting “Block 3” (as defined in the Acquisition Agreement”) the Company shall issue 600,000 post-split shares of the Company’s common stock and  $25,000 in cash consideration within 45 days following the completion of Stage 2.

Pursuant to the Acquisition Agreement the Vendor will hold the Claims in trust for the Company until such time as we have incorporated a subsidiary incorporated under the federal laws of Canada, whereafter the Claims shall be registered in the name of that subsidiary.  The Claims shall be subject to a 2% net smelter royalty payable to the Vendor of which 1% may be purchased back from the Vendor in consideration of  $500,000.

These 2,000,000 common shares of our common stock authorized to be issued as consideration pursuant to the Acquisition Agreement were issued to two (2) non-U.S. persons as those terms are defined in Regulation S of the Securities Act of 1933, as amended) in reliance on Regulation S of the Securities Act of 1933.